Finance debt (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Opening balance	$ 28,801	$ 29,954
Proceeds from finance debt	567	62
Repayment of principal (*)	(2,335)	(1,445)
Repayment of interest (*)	(998)	(990)
Accrued interest (**)	1,014	1,089
Foreign exchange/ inflation indexation charges	410	(91)
Translation adjustment	(1,138)	666
Ending balance	26,321	29,228
Modification of contractual cash flows		(17)
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Opening balance	6,090	4,907
Proceeds from finance debt	557	12
Repayment of principal (*)	(158)	(208)
Repayment of interest (*)	(203)	(144)
Accrued interest (**)	240	212
Foreign exchange/ inflation indexation charges	110	82
Translation adjustment	(800)	398
Ending balance	5,836	5,242
Modification of contractual cash flows		(17)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Opening balance	22,711	25,047
Proceeds from finance debt	10	50
Repayment of principal (*)	(2,177)	(1,237)
Repayment of interest (*)	(795)	(846)
Accrued interest (**)	774	877
Foreign exchange/ inflation indexation charges	300	(173)
Translation adjustment	(338)	268
Ending balance	$ 20,485	$ 23,986